Other Receivables and Prepayment (Details Textual) - USD ($)		1 Months Ended
		Aug. 28, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Receivables and Prepayment (Textual)
Other receivables from Investor	[1]		$ 21,501,677
Share purchase agreement, description		The Company entered into a Share Purchase Agreement, pursuant to which the Company will acquire 100% of the equity interests of eMapgo Technologies (Beijing) Co., Ltd. ("EMG") from EMG's shareholders for an aggregate purchase price of approximately $120 million. As of December 31, 2019, $14,334,451 has been paid and the closing of the acquisition is expected to be completed in the next twelve months.
Geely Technology Group Co., [Member]
Other Receivables and Prepayment (Textual)
Other receivables from Investor			$ 21,501,677

[1]	The balance represented $21,501,677 receivable from Hangzhou Maijie Investment Co., Ltd., a subsidiary of Geely Technology Group Co., Ltd. ("Geely Technology") for the subscription of preferred shares, which was settled in January 2020. See Note 11 for more discussion.